EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Disclosure of net defined benefit liability (asset)
The roll-forward of actuarial liabilities prepared based on actuarial report is set forth below:

	12/31/2025	12/31/2024
Opening balance	721,560	833,683
Interest on actuarial liabilities	77,348	73,853
Current service cost	1,939	1,997
Actuarial (gain) / loss – experience	(13,340)	(125)
Actuarial (gain) / loss – financial assumptions	6,026	(137,649)
Benefits paid directly by entity	(52,390)	(50,199)
Closing balance	741,143	721,560

Disclosure of defined benefit plans

	12/31/2025	12/31/2024
Economic
Nominal discount rate – medical assistance and life insurance	11.02% p.a.	11.16% p.a.
Medical cost growth rate	6.86% p.a.	6.86% p.a.
Nominal inflation	3.50% p.a.	3.50% p.a.
Aging factor	0 to 24 years: 1.50% p.a.	0 to 24 years: 1.50% p.a.
	25 to 54 years: 2.50% p.a.	25 to 54 years: 2.50% p.a.
	55 to 79 years: 4.50% p.a.	55 to 79 years: 4.50% p.a.
	Above 80 years: 2.50% p.a.	Above 80 years: 2.50% p.a.
Biometric
Table of general mortality	AT-2000	AT-2000
Table of mortality of disabled persons	IAPB 57	IAPB 57
Turnover	1.00% p.a.	1.00% p.a.
Other
Retirement age	65 years	65 years
Family composition	Men 4 years + older	Men 4 years + older
	and 90% married	and 90% married
Permanency in the plan	100%	100%

Disclosure of sensitivity analysis for actuarial assumptions	The sensitivity analysis regarding the relevant assumptions of the plans show the impact on the liability balance:

Discount rate		Medical costs growth rate
+0.50%	711,035	+1.00%	807,480

Disclosure of information about maturity profile of defined benefit obligation
The nominal future benefit payments expected for the next 10 years, based on the obligation of the granted benefits, are presented below:

Payments	Medical assistance and life insurance
2026	56,551
2027	60,184
2028	63,864
2029	67,549
2030	71,203
2031 to 2035	406,811